Consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities
Net earnings	$ 817	$ 755	$ 1,608	$ 1,464
Adjustments to reconcile net earnings to cash flows from operating activities
Severance, acquisition and other costs	39	24	63	24
Depreciation and amortization	1,111	1,008	2,214	2,000
Post-employment benefit plans cost	73	80	158	170
Net interest expense	273	243	551	481
Losses on investments	0	0	4	0
Income taxes	276	292	569	527
Contributions to post-employment benefit plans	(70)	(74)	(151)	(161)
Payments under other post-employment benefit plans	(19)	(19)	(37)	(38)
Severance and other costs paid	(33)	(33)	(99)	(68)
Interest paid	(270)	(252)	(537)	(488)
Income taxes paid (net of refunds)	(127)	(113)	(416)	(397)
Acquisition and other costs paid	(21)	(28)	(50)	(46)
Net change in operating assets and liabilities	44	174	(268)	85
Cash flows from operating activities	2,093	2,057	3,609	3,553
Cash flows used in investing activities
Capital expenditures	(972)	(1,056)	(1,822)	(1,987)
Business acquisitions	(50)	(21)	(50)	(244)
Disposition of intangibles and other assets	0	0	0	68
Acquisition of spectrum licences	0	0	0	(36)
Other investing activities	32	(20)	8	(55)
Cash flows used in investing activities	(990)	(1,097)	(1,864)	(2,254)
Cash flows used in financing activities
Increase in notes payable	277	97	844	40
(Decrease) increase in securitized trade receivables	0	(2)	31	(2)
Issue of long-term debt	1,405	0	1,405	1,466
Repayment of long-term debt	(1,599)	(1,068)	(1,803)	(1,241)
Issue of common shares	44	1	64	2
Purchase of shares for settlement of share-based payments	(10)	(49)	(86)	(137)
Repurchase of common shares	0	0	0	(175)
Cash dividends paid on common shares	(712)	(678)	(1,390)	(1,324)
Cash dividends paid on preferred shares	(37)	(35)	(63)	(68)
Cash dividends paid by subsidiaries to non-controlling interest	(12)	0	(39)	(13)
Return of capital to non-controlling interest	0	(12)	0	(41)
Other financing activities	(33)	(23)	(39)	(41)
Cash flows used in financing activities	(677)	(1,769)	(1,076)	(1,534)
Net increase (decrease) in cash	173	(421)	294	(188)
Cash at beginning of period	546	675	425	442
Cash at end of period	719	254	719	254
Net increase (decrease) in cash equivalents	253	(388)	375	(47)
Cash equivalents at beginning of period	122	524	0	183
Cash equivalents at end of period	$ 375	$ 136	$ 375	$ 136